Other financial assets (Details Textual) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure Of Financial Assets Explanatory [Line Items]
Other non-current financial assets	€ 1,253,000	€ 1,675,000	$ 1,675
Securities Pledged As Guarantee Of The Deposit For Gas Cylinders		20,000
Other current financial assets	300,000	316,000
Other financial assets	1,301,000	€ 1,709,000
Non-current financial assets at amortised cost	1,188,000
Gas And Power Segment [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Other financial assets	103,000
Later than five years [member]
Disclosure Of Financial Assets Explanatory [Line Items]
Other current financial assets	€ 1,088,000
Securities Within Five Years Of Maturity [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Securities Maturity Period	Five years
Top of range [member]
Disclosure Of Financial Assets Explanatory [Line Items]
Discount rate applied to cash flow projections		2.90%	2.90%
Discount Rate Unobservable Significant Input	2.50%
Bottom of range [member]
Disclosure Of Financial Assets Explanatory [Line Items]
Discount rate applied to cash flow projections		0.20%	0.20%
Discount Rate Unobservable Significant Input	0.20%
Held to maturity Investments Category [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Other non-current financial assets	€ 64	€ 73,000	$ 73
Held to maturity Investments Category [Member] | European Investment Bank Bonds [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Other non-current financial assets		4,000
Securities held for operating purposes [Member] | Sovereign States Bonds [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Other non-current financial assets		69,000
Financing receivables held for operating purposes [Member] | Later than five years [member]
Disclosure Of Financial Assets Explanatory [Line Items]
Other non-current financial assets		€ 1,393,000
Matrica SpA [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Proportion of ownership interest in joint venture		50.00%
Cardon IV SA 1 [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Other non-current financial assets		€ 955,000
Other current financial assets	€ 705,000
Joint ventures and associates [Member]
Disclosure Of Financial Assets Explanatory [Line Items]
Other non-current financial assets		€ 1,075,000